Shareholder Report, Holdings (Details) - C000226472	Dec. 31, 2024
Asset-Backed/Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
Sovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
U.S. Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Other Assets and Liabilities, Net
Holdings [Line Items]
Percent of Net Asset Value	6.30%